Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity Fund
(formerly Fidelity® Sustainability U.S. Equity Fund)
February 28, 2022
SUS-NPRT3-0422
1.9901907.100
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Entertainment - 1.4%
The Walt Disney Co. (a)	1,365	202,648
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	93	251,206
Media - 1.8%
Cable One, Inc.	90	128,957
Comcast Corp. Class A	3,038	142,057
		271,014
TOTAL COMMUNICATION SERVICES		724,868
CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.6%
General Motors Co. (a)	2,081	97,224
Diversified Consumer Services - 1.7%
Adtalem Global Education, Inc. (a)	3,862	80,252
Bright Horizons Family Solutions, Inc. (a)	1,288	168,264
		248,516
Hotels, Restaurants & Leisure - 2.4%
Marriott International, Inc. Class A (a)	1,623	276,137
Sweetgreen, Inc. Class A	3,300	83,589
		359,726
Household Durables - 1.0%
Taylor Morrison Home Corp. (a)	5,049	148,946
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	2,931	160,003
Multiline Retail - 1.4%
Target Corp.	1,045	208,760
Specialty Retail - 2.2%
Gap, Inc.	7,480	108,834
The Home Depot, Inc.	715	225,818
		334,652
Textiles, Apparel & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	189	138,897
TOTAL CONSUMER DISCRETIONARY		1,696,724
CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Keurig Dr. Pepper, Inc.	6,113	236,390
Food Products - 2.4%
Danone SA	2,044	124,355
Darling Ingredients, Inc. (a)	3,257	236,067
		360,422
Household Products - 2.5%
Kimberly-Clark Corp.	930	121,040
Procter & Gamble Co.	1,658	258,466
		379,506
TOTAL CONSUMER STAPLES		976,318
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Cheniere Energy, Inc.	2,008	266,863
Valero Energy Corp.	2,076	173,367
		440,230
FINANCIALS - 13.8%
Banks - 2.0%
Bank of America Corp.	6,663	294,505
Capital Markets - 5.4%
BlackRock, Inc. Class A	176	130,925
Moody's Corp.	689	221,879
Northern Trust Corp.	1,897	216,068
State Street Corp.	2,245	191,566
TPG, Inc.	1,749	53,764
		814,202
Consumer Finance - 2.8%
American Express Co.	1,005	195,513
Discover Financial Services	1,811	223,550
		419,063
Insurance - 3.6%
Arch Capital Group Ltd. (a)	4,871	229,473
The Travelers Companies, Inc.	1,826	313,762
		543,235
TOTAL FINANCIALS		2,071,005
HEALTH CARE - 13.1%
Biotechnology - 2.1%
Amgen, Inc.	762	172,578
Vertex Pharmaceuticals, Inc. (a)	616	141,692
		314,270
Health Care Providers & Services - 2.0%
Cigna Corp.	1,051	249,907
Guardant Health, Inc. (a)	683	45,262
		295,169
Life Sciences Tools & Services - 4.0%
Bio-Rad Laboratories, Inc. Class A (a)	177	110,795
Danaher Corp.	1,278	350,696
ICON PLC (a)	589	140,188
		601,679
Pharmaceuticals - 5.0%
Merck & Co., Inc.	3,443	263,665
Roche Holding AG (participation certificate)	517	195,805
UCB SA	1,255	136,967
Zoetis, Inc. Class A	831	160,923
		757,360
TOTAL HEALTH CARE		1,968,478
INDUSTRIALS - 9.8%
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	762	160,340
Building Products - 1.7%
ASSA ABLOY AB (B Shares)	5,469	143,549
Johnson Controls International PLC	1,800	116,928
		260,477
Electrical Equipment - 2.3%
Acuity Brands, Inc.	524	95,562
Generac Holdings, Inc. (a)	271	85,492
Rockwell Automation, Inc.	347	92,503
Sunrun, Inc. (a)	2,582	70,437
		343,994
Machinery - 1.4%
Deere & Co.	347	124,927
Xylem, Inc.	979	87,082
		212,009
Professional Services - 3.3%
KBR, Inc.	3,831	190,171
Manpower, Inc.	1,488	158,145
Verisk Analytics, Inc.	803	142,404
		490,720
TOTAL INDUSTRIALS		1,467,540
INFORMATION TECHNOLOGY - 24.7%
IT Services - 4.4%
Accenture PLC Class A	735	232,275
Capgemini SA	631	132,087
MasterCard, Inc. Class A	494	178,245
PayPal Holdings, Inc. (a)	1,065	119,205
		661,812
Semiconductors & Semiconductor Equipment - 5.1%
NVIDIA Corp.	1,267	308,958
onsemi (a)	4,460	279,241
SolarEdge Technologies, Inc. (a)	524	167,376
		755,575
Software - 13.2%
Adobe, Inc. (a)	461	215,600
Autodesk, Inc. (a)	586	129,055
Intuit, Inc.	431	204,453
Microsoft Corp.	3,034	906,530
Rapid7, Inc. (a)	1,853	191,711
Salesforce.com, Inc. (a)	1,563	329,058
		1,976,407
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	1,840	303,821
TOTAL INFORMATION TECHNOLOGY		3,697,615
MATERIALS - 4.5%
Chemicals - 1.6%
Eastman Chemical Co.	720	85,298
Linde PLC	538	157,763
		243,061
Containers & Packaging - 2.9%
Avery Dennison Corp.	1,035	182,367
Crown Holdings, Inc.	1,351	165,727
O-I Glass, Inc. (a)	6,910	88,310
		436,404
TOTAL MATERIALS		679,465
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Prologis (REIT), Inc.	2,691	392,482
Real Estate Management & Development - 1.5%
CBRE Group, Inc.	2,332	225,854
TOTAL REAL ESTATE		618,336
UTILITIES - 2.6%
Electric Utilities - 2.1%
NextEra Energy, Inc.	1,668	130,554
ORSTED A/S (b)	1,418	183,509
		314,063
Water Utilities - 0.5%
American Water Works Co., Inc.	454	68,595
TOTAL UTILITIES		382,658
TOTAL COMMON STOCKS (Cost $15,392,823)		14,723,237

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Somatus, Inc. Series E (c)(d) (Cost $32,287)	37	32,287

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (e) (Cost $169,128)	169,094	169,128

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $15,594,238)	14,924,652
NET OTHER ASSETS (LIABILITIES) - 0.4%	60,014
NET ASSETS - 100.0%	14,984,666

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,509 or 1.2% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,287 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	32,287

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	-	9,817,466	9,648,338	90	-	-	169,128	0.0%
Total	-	9,817,466	9,648,338	90	-	-	169,128

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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